Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
April 30, 2025
T21-NPRT3-0625
1.9880056.108
Common Stocks - 99.9%
	Shares	Value ($)
UNITED STATES - 99.9%
Communication Services - 8.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc	102,067	2,827,256
Entertainment - 1.2%
Netflix Inc (b)	4,570	5,171,960
Interactive Media & Services - 6.0%
Alphabet Inc Class A	93,313	14,818,105
Meta Platforms Inc Class A	19,466	10,686,834
		25,504,939
Media - 0.4%
Fox Corp Class A	22,111	1,100,907
Trade Desk Inc (The) Class A (b)	12,905	692,095
		1,793,002
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	8,354	2,063,020
TOTAL COMMUNICATION SERVICES		37,360,177

Consumer Discretionary - 10.4%
Automobiles - 2.4%
General Motors Co	50,423	2,281,137
Tesla Inc (b)	28,271	7,976,945
		10,258,082
Broadline Retail - 3.8%
Amazon.com Inc (b)	85,537	15,774,734
Diversified Consumer Services - 0.5%
Duolingo Inc Class A (b)	5,361	2,088,001
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings Inc	696	3,549,099
Brinker International Inc (b)	10,882	1,461,453
Cava Group Inc (b)	14,508	1,340,974
Royal Caribbean Cruises Ltd	9,460	2,033,049
		8,384,575
Specialty Retail - 1.7%
Carvana Co Class A (b)	8,700	2,125,845
Chewy Inc Class A (b)	52,692	1,975,950
TJX Cos Inc/The	25,063	3,225,107
		7,326,902
TOTAL CONSUMER DISCRETIONARY		43,832,294

Consumer Staples - 5.9%
Beverages - 0.8%
Coca-Cola Co/The	46,116	3,345,716
Consumer Staples Distribution & Retail - 2.6%
Casey's General Stores Inc	2,387	1,104,202
Costco Wholesale Corp	4,514	4,489,174
Sprouts Farmers Market Inc (b)	6,095	1,042,245
Walmart Inc	44,520	4,329,570
		10,965,191
Food Products - 0.4%
Freshpet Inc (b)	6,377	468,964
Kellanova	13,110	1,085,115
		1,554,079
Household Products - 0.9%
Procter & Gamble Co/The	24,709	4,016,942
Tobacco - 1.2%
Altria Group Inc	30,955	1,830,988
Philip Morris International Inc	19,645	3,366,367
		5,197,355
TOTAL CONSUMER STAPLES		25,079,283

Energy - 3.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	30,721	1,087,523
Oil, Gas & Consumable Fuels - 3.1%
Cheniere Energy Inc	6,634	1,533,184
DT Midstream Inc	11,480	1,115,856
Exxon Mobil Corp	46,277	4,888,240
Kinder Morgan Inc	55,808	1,467,750
Targa Resources Corp	7,191	1,228,942
Texas Pacific Land Corp	948	1,221,849
Williams Cos Inc/The	29,441	1,724,359
		13,180,180
TOTAL ENERGY		14,267,703

Financials - 14.4%
Banks - 3.0%
Bank of America Corp	111,520	4,447,418
JPMorgan Chase & Co	33,057	8,086,403
		12,533,821
Capital Markets - 4.7%
Bank of New York Mellon Corp/The	37,031	2,977,663
Coinbase Global Inc Class A (b)	11,366	2,306,048
Goldman Sachs Group Inc/The	6,718	3,678,441
Interactive Brokers Group Inc Class A	12,295	2,112,896
KKR & Co Inc Class A	22,879	2,614,383
Morgan Stanley	29,391	3,392,309
Robinhood Markets Inc Class A (b)	54,947	2,698,447
		19,780,187
Consumer Finance - 2.5%
American Express Co	12,902	3,437,222
Discover Financial Services	15,258	2,787,179
SoFi Technologies Inc Class A (b)(c)	180,719	2,260,795
Synchrony Financial	42,432	2,204,342
		10,689,538
Financial Services - 3.2%
Berkshire Hathaway Inc Class B (b)	20,736	11,057,472
Toast Inc Class A (b)	67,822	2,413,107
		13,470,579
Insurance - 1.0%
Progressive Corp/The	15,520	4,372,604
TOTAL FINANCIALS		60,846,729

Health Care - 10.5%
Biotechnology - 2.1%
Insmed Inc (b)	41,015	2,953,080
Natera Inc (b)	19,293	2,911,892
United Therapeutics Corp (b)	9,464	2,868,444
		8,733,416
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp (b)	42,838	4,406,746
Globus Medical Inc Class A (b)(c)	35,795	2,569,007
Insulet Corp (b)	11,898	3,001,746
Intuitive Surgical Inc (b)	8,396	4,330,657
		14,308,156
Health Care Providers & Services - 1.3%
UnitedHealth Group Inc	13,560	5,579,126
Health Care Technology - 0.7%
Doximity Inc Class A (b)	56,448	3,210,762
Pharmaceuticals - 3.0%
Corcept Therapeutics Inc (b)(c)	47,816	3,437,014
Eli Lilly & Co	10,327	9,283,457
		12,720,471
TOTAL HEALTH CARE		44,551,931

Industrials - 9.4%
Aerospace & Defense - 2.6%
Axon Enterprise Inc (b)	3,156	1,935,575
GE Aerospace	17,421	3,511,028
Howmet Aerospace Inc	16,958	2,350,040
RTX Corp	24,443	3,082,996
		10,879,639
Building Products - 1.1%
Johnson Controls International plc	25,728	2,158,579
Trane Technologies PLC	6,720	2,575,843
		4,734,422
Commercial Services & Supplies - 0.6%
Cintas Corp	11,457	2,425,218
Construction & Engineering - 1.7%
Comfort Systems USA Inc	4,201	1,670,107
EMCOR Group Inc	4,189	1,678,532
MasTec Inc (b)	13,122	1,670,693
Quanta Services Inc	7,037	2,059,660
		7,078,992
Electrical Equipment - 1.0%
GE Vernova Inc	7,009	2,599,077
Vertiv Holdings Co Class A	17,699	1,511,141
		4,110,218
Industrial Conglomerates - 0.5%
3M Co	15,893	2,207,697
Machinery - 1.1%
Caterpillar Inc	8,833	2,731,782
Cummins Inc	5,838	1,715,438
		4,447,220
Passenger Airlines - 0.2%
United Airlines Holdings Inc (b)	18,832	1,296,018
Professional Services - 0.6%
Automatic Data Processing Inc	9,007	2,707,504
TOTAL INDUSTRIALS		39,886,928

Information Technology - 30.2%
Communications Equipment - 1.5%
Arista Networks Inc	34,300	2,821,861
Motorola Solutions Inc	7,565	3,331,550
		6,153,411
Electronic Equipment, Instruments & Components - 0.6%
Corning Inc	62,205	2,760,658
IT Services - 0.6%
GoDaddy Inc Class A (b)	15,354	2,891,619
Semiconductors & Semiconductor Equipment - 8.2%
Broadcom Inc	51,336	9,880,640
NVIDIA Corp	226,102	24,627,030
		34,507,670
Software - 12.4%
ACI Worldwide Inc (b)	55,145	2,942,537
AppLovin Corp Class A (b)	9,856	2,654,319
InterDigital Inc (c)	16,512	3,318,912
Microsoft Corp	68,507	27,078,077
MicroStrategy Inc Class A (b)(c)	10,418	3,959,986
Oracle Corp	30,593	4,305,047
Palantir Technologies Inc Class A (b)	46,264	5,479,508
Q2 Holdings Inc (b)	32,384	2,566,432
		52,304,818
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	137,452	29,208,550
TOTAL INFORMATION TECHNOLOGY		127,826,726

Materials - 2.3%
Chemicals - 1.3%
Air Products and Chemicals Inc	3,536	958,574
Ecolab Inc	4,352	1,094,223
Linde PLC	5,181	2,348,185
Sherwin-Williams Co/The	3,463	1,222,162
		5,623,144
Construction Materials - 0.3%
CRH PLC	11,186	1,067,368
Containers & Packaging - 0.5%
International Paper Co	14,843	678,029
Packaging Corp of America	3,427	636,085
Smurfit WestRock PLC	14,464	607,777
		1,921,891
Metals & Mining - 0.2%
Carpenter Technology Corp (c)	3,349	655,098
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	5,306	457,961
TOTAL MATERIALS		9,725,462

Real Estate - 2.4%
Health Care REITs - 0.5%
Ventas Inc	13,216	926,177
Welltower Inc	9,070	1,383,992
		2,310,169
Office REITs - 0.2%
SL Green Realty Corp	9,562	503,057
Vornado Realty Trust	15,337	541,089
		1,044,146
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	6,528	797,591
Jones Lang LaSalle Inc (b)	2,476	563,067
		1,360,658
Residential REITs - 0.4%
AvalonBay Communities Inc	3,826	803,383
Equity Residential	11,079	778,411
		1,581,794
Retail REITs - 0.2%
Simon Property Group Inc	5,850	920,673
Specialized REITs - 0.8%
Digital Realty Trust Inc	6,134	984,752
Equinix Inc	1,434	1,234,316
Iron Mountain Inc	8,143	730,183
		2,949,251
TOTAL REAL ESTATE		10,166,691

Utilities - 2.2%
Electric Utilities - 0.7%
Constellation Energy Corp	6,171	1,378,848
NRG Energy Inc	12,629	1,383,886
		2,762,734
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp (b)	5,203	1,119,061
Vistra Corp	9,371	1,214,763
		2,333,824
Multi-Utilities - 1.0%
NiSource Inc	33,342	1,304,005
Public Service Enterprise Group Inc (c)	17,502	1,398,935
Sempra	18,907	1,404,223
		4,107,163
TOTAL UTILITIES		9,203,721

TOTAL UNITED STATES		422,747,645
TOTAL COMMON STOCKS (Cost $434,938,799)		422,747,645

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	263,120	263,173
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	8,973,809	8,974,706
TOTAL MONEY MARKET FUNDS (Cost $9,237,879)			9,237,879

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $17,941)	4.25	18,000	17,941

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $444,194,619)	432,003,465
NET OTHER ASSETS (LIABILITIES) - (2.1)% (d)	(8,795,022)
NET ASSETS - 100.0%	423,208,443

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-Mini S&P 500 Index Contracts (United States)	15	Jun 2025	419,025	(3,085)	(3,085)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $61,907 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,941.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	244,389	40,403,911	40,385,127	15,472	-	-	263,173	263,120	0.0%
Fidelity Securities Lending Cash Central Fund	-	52,429,387	43,454,681	895	-	-	8,974,706	8,973,809	0.0%
Total	244,389	92,833,298	83,839,808	16,367	-	-	9,237,879

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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